SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of depreciation expense using the straight-line method over the estimated useful lives of the assets	Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 10 years
Vehicles	5 - 10 years
Electronic and other equipment	3 - 10 years

Schedule of estimated useful lives for the intangible assets	The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Patents and copyrights	5 - 10 years